UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.34%

Aerospace & Defense 5.68%

General Dynamics Corp.	156,500	$31,511
Lockheed Martin Corp.	130,661	39,903
Northrop Grumman Corp.	100,600	27,384
Raytheon Co.	164,800	29,995
United Technologies Corp.	18,800	2,251
Total		131,044

Air Freight & Logistics 2.08%

FedEx Corp.	223,500	47,914

Banks 0.32%

Cullen/Frost Bankers, Inc.	88,100	7,418

Beverages 4.20%

Coca-Cola Co. (The)	1,059,479	48,259
PepsiCo, Inc.	419,602	48,561
Total		96,820

Biotechnology 2.84%

AbbVie, Inc.	871,107	65,594

Building Products 0.85%

A.O. Smith Corp.	351,300	19,564

Capital Markets 3.00%

Ameriprise Financial, Inc.	197,300	27,328
Eaton Vance Corp.	270,500	12,870
S&P Global, Inc.	89,300	13,782
SEI Investments Co.	200,500	11,721
T. Rowe Price Group, Inc.	41,000	3,459
Total		69,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2017

Investments	Shares	Fair Value (000)
Chemicals 5.15%

Air Products & Chemicals, Inc.	59,800	$8,693
Ecolab, Inc.	123,500	16,463
International Flavors & Fragrances, Inc.	122,700	16,791
Monsanto Co.	259,049	30,361
PPG Industries, Inc.	219,086	22,855
RPM International, Inc.	108,600	5,318
Sherwin-Williams Co. (The)	54,150	18,371
Total		118,852

Commercial Services & Supplies 0.58%

Waste Management, Inc.	174,100	13,425

Distributors 0.34%

Genuine Parts Co.	95,100	7,877

Diversified Telecommunication Services 3.50%

AT&T, Inc.	955,564	35,796
Verizon Communications, Inc.	936,900	44,943
Total		80,739

Electric: Utilities 4.04%

Edison International	272,200	21,825
Eversource Energy	361,800	22,794
NextEra Energy, Inc.	173,167	26,063
Southern Co. (The)	389,500	18,797
Xcel Energy, Inc.	76,600	3,792
Total		93,271

Energy Equipment & Services 0.24%

Helmerich & Payne, Inc.	132,808	5,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2017

Investments	Shares	Fair Value (000)
Food & Staples Retailing 7.85%

Costco Wholesale Corp.	163,100	$25,564
CVS Health Corp.	418,300	32,352
Kroger Co. (The)	373,600	8,171
Sysco Corp.	464,500	24,465
Wal-Mart Stores, Inc.	502,870	39,259
Walgreens Boots Alliance, Inc.	630,419	51,379
Total		181,190

Food Products 2.08%

Archer-Daniels-Midland Co.	623,000	25,742
Flowers Foods, Inc.	423,000	7,348
General Mills, Inc.	280,400	14,934
Total		48,024

Health Care Equipment & Supplies 4.79%

Abbott Laboratories	1,057,400	53,864
Becton, Dickinson & Co.	74,900	14,938
Medtronic plc (Ireland)(a)	518,903	41,834
Total		110,636

Health Care Providers & Services 1.62%

AmerisourceBergen Corp.	220,300	17,679
Cardinal Health, Inc.	292,452	19,729
Total		37,408

Hotels, Restaurants & Leisure 3.06%

Cracker Barrel Old Country Store, Inc.	51,200	7,612
McDonald’s Corp.	393,726	62,984
Total		70,596

Household Products 4.17%

Clorox Co. (The)	45,200	6,262
Kimberly-Clark Corp.	401,215	49,466
Procter & Gamble Co. (The)	438,900	40,497
Total		96,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2017

Investments	Shares	Fair Value (000)
Industrial Conglomerates 3.62%

3M Co.	270,717	$55,313
Roper Technologies, Inc.	122,100	28,163
Total		83,476

Information Technology Services 4.32%

Accenture plc Class A (Ireland)(a)	238,200	31,147
Automatic Data Processing, Inc.	151,000	16,077
International Business Machines Corp.	366,200	52,378
Total		99,602

Insurance 3.69%

Assurant, Inc.	49,200	4,659
Chubb Ltd. (Switzerland)(a)	383,721	54,266
Hanover Insurance Group, Inc. (The)	92,700	9,101
Travelers Cos., Inc. (The)	142,000	17,207
Total		85,233

Machinery 3.69%

Cummins, Inc.	143,700	22,903
Graco, Inc.	100,600	11,620
Illinois Tool Works, Inc.	143,500	19,733
Lincoln Electric Holdings, Inc.	27,100	2,353
Pentair plc (United Kingdom)(a)	293,000	18,181
Toro Co. (The)	167,800	10,350
Total		85,140

Multi-Utilities 3.20%

CenterPoint Energy, Inc.	84,400	2,500
Consolidated Edison, Inc.	113,400	9,556
Dominion Energy, Inc.	566,300	44,607
SCANA Corp.	283,251	17,103
Total		73,766

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2017

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 4.35%

Chevron Corp.	672,762	$72,403
Exxon Mobil Corp.	91,400	6,976
Occidental Petroleum Corp.	353,597	21,110
Total		100,489

Pharmaceuticals 1.95%

Johnson & Johnson	340,223	45,035

Professional Services 0.94%

Robert Half International, Inc.	477,100	21,613

Road & Rail 2.75%

CSX Corp.	132,900	6,672
J.B. Hunt Transport Services, Inc.	92,200	9,118
Union Pacific Corp.	452,500	47,648
Total		63,438

Semiconductors & Semiconductor Equipment 5.18%

Analog Devices, Inc.	30,100	2,518
Microchip Technology, Inc.	412,967	35,846
QUALCOMM, Inc.	941,026	49,187
Texas Instruments, Inc.	386,500	32,010
Total		119,561

Software 2.50%

Microsoft Corp.	770,300	57,595

Specialty Retail 4.24%

Best Buy Co., Inc.	264,800	14,368
Lowe’s Cos., Inc.	604,875	44,694
Ross Stores, Inc.	502,000	29,342
TJX Cos., Inc. (The)	130,100	9,406
Total		97,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2017

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 1.85%

NIKE, Inc. Class B	520,100	$27,466
VF Corp.	241,300	15,171
Total		42,637

Trading Companies & Distributors 0.67%

Fastenal Co.	203,000	8,662
W.W. Grainger, Inc.	41,700	6,779
Total		15,441
Total Common Stocks (cost $2,154,389,814)		2,292,216

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.39%

Repurchase Agreement

Repurchase Agreement dated 8/31/2017, 0.12% due 9/1/2017 with Fixed Income Clearing Corp. collateralized by $7,870,000 of U.S. Treasury Inflation Indexed Note at 1.375% due 1/15/2020; value: $9,247,368; proceeds: $9,061,597 (cost $9,061,567)	$9,062	9,062
Total Investments in Securities 99.73% (cost $2,163,451,381)		2,301,278

Other Assets in Excess of Liabilities(b) 0.27%		6,321

Net Assets 100.00%		$2,307,599

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2017:
Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2017	75	Long	$9,187,757	$9,262,875	$75,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2017

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,292,216	$—	$—	$2,292,216
Repurchase Agreement	—	9,062	—	9,062
Total	$2,292,216	$9,062	$—	$2,301,278
Other Financial Instruments
Futures Contracts
Assets	$75	$—	$—	$75
Liabilities	—	—	—	—
Total	$75	$—	$—	$75

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.35%

Air Freight & Logistics 0.77%

Expeditors International of Washington, Inc.	68,060	$3,818

Banks 3.78%

Citizens Financial Group, Inc.	107,108	3,549
First Republic Bank	57,953	5,624
Signature Bank*	33,890	4,350
Western Alliance Bancorp*	111,122	5,359
Total		18,882

Beverages 1.03%

Brown-Forman Corp. Class B	97,321	5,162

Biotechnology 2.93%

Clovis Oncology, Inc.*	7,138	543
Incyte Corp.*	37,141	5,103
Repligen Corp.*	59,785	2,611
TESARO, Inc.*	19,426	2,509
Vertex Pharmaceuticals, Inc.*	24,148	3,877
Total		14,643

Building Products 1.30%

A.O. Smith Corp.	116,874	6,509

Capital Markets 5.31%

CBOE Holdings, Inc.	55,203	5,569
E*TRADE Financial Corp.*	143,183	5,872
MarketAxess Holdings, Inc.	19,405	3,744
Moody’s Corp.	63,317	8,486
MSCI, Inc.	24,566	2,816
Total		26,487

Chemicals 2.25%

Axalta Coating Systems Ltd.*	118,202	3,489
FMC Corp.	89,919	7,753
Total		11,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2017

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.27%

Cintas Corp.	47,044	$6,351

Construction Materials 1.31%

Vulcan Materials Co.	53,862	6,531

Containers & Packaging 2.14%

Ball Corp.	123,126	4,924
Owens-Illinois, Inc.*	234,059	5,767
Total		10,691

Diversified Consumer Services 0.83%

Service Corp. International	117,530	4,154

Electrical Equipment 3.20%

AMETEK, Inc.	87,930	5,561
Hubbell, Inc.	40,687	4,589
Rockwell Automation, Inc.	35,546	5,832
Total		15,982

Electronic Equipment, Instruments & Components 1.70%

Keysight Technologies, Inc.*	80,358	3,283
Trimble, Inc.*	134,296	5,195
Total		8,478

Food Products 0.93%

Hershey Co. (The)	44,162	4,633

Health Care Equipment & Supplies 6.17%

C.R. Bard, Inc.	12,745	4,089
DENTSPLY SIRONA, Inc.	58,369	3,302
DexCom, Inc.*	72,929	5,441
Edwards Lifesciences Corp.*	54,293	6,171
Hologic, Inc.*	76,760	2,963
Intuitive Surgical, Inc.*	3,452	3,468
West Pharmaceutical Services, Inc.	61,646	5,366
Total		30,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2017

Investments	Shares	Fair Value (000)
Health Care Providers & Services 2.04%

Centene Corp.*	34,379	$3,055
Henry Schein, Inc.*	41,084	7,135
Total		10,190

Hotels, Restaurants & Leisure 5.29%

Aramark	126,446	5,145
Marriott International, Inc. Class A	36,610	3,792
Norwegian Cruise Line Holdings Ltd.*	89,800	5,339
Vail Resorts, Inc.	31,306	7,136
Wynn Resorts Ltd.	36,064	5,013
Total		26,425

Household Durables 1.09%

Mohawk Industries, Inc.*	21,485	5,438

Household Products 0.92%

Church & Dwight Co., Inc.	91,169	4,574

Industrial Conglomerates 1.47%

Roper Technologies, Inc.	31,874	7,352

Information Technology Services 8.25%

DXC Technology Co.	95,052	8,080
Euronet Worldwide, Inc.*	41,315	4,060
Fidelity National Information Services, Inc.	88,368	8,211
Global Payments, Inc.	79,977	7,637
Total System Services, Inc.	119,349	8,249
Vantiv, Inc. Class A*	69,898	4,941
Total		41,178

Insurance 1.70%

Progressive Corp. (The)	182,249	8,471

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2017

Investments	Shares	Fair Value (000)
Internet & Direct Marketing Retail 1.42%

Expedia, Inc.	47,862	$7,101

Internet Software & Services 2.52%

Akamai Technologies, Inc.*	49,229	2,321
CoStar Group, Inc.*	22,582	6,473
Yelp, Inc.*	89,318	3,805
Total		12,599

Leisure Products 0.92%

Hasbro, Inc.	46,649	4,583

Life Sciences Tools & Services 4.55%

Agilent Technologies, Inc.	95,973	6,211
Charles River Laboratories International, Inc.*	37,663	4,098
Illumina, Inc.*	18,050	3,690
Mettler-Toledo International, Inc.*	11,122	6,730
PerkinElmer, Inc.	29,523	1,978
Total		22,707

Machinery 5.47%

Fortive Corp.	99,309	6,452
IDEX Corp.	52,887	6,219
Ingersoll-Rand plc	46,341	3,957
Stanley Black & Decker, Inc.	28,716	4,135
Wabtec Corp.	92,473	6,526
Total		27,289

Media 0.51%

Scripps Networks Interactive, Inc. Class A	29,809	2,553

Multi-Line Retail 2.49%

Dollar General Corp.	88,124	6,394
Dollar Tree, Inc.*	75,969	6,050
Total		12,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2017

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 0.50%

Cimarex Energy Co.	24,963	$2,489

Pharmaceuticals 1.80%

Zoetis, Inc.	143,502	8,998

Road & Rail 1.83%

Genesee & Wyoming, Inc. Class A*	72,497	4,970
J.B. Hunt Transport Services, Inc.	42,305	4,184
Total		9,154

Semiconductors & Semiconductor Equipment 6.95%

Advanced Micro Devices, Inc.*	142,622	1,854
Analog Devices, Inc.	95,798	8,015
KLA-Tencor Corp.	42,932	4,022
Lam Research Corp.	16,378	2,718
MACOM Technology Solutions Holdings, Inc.*	38,880	1,771
Microchip Technology, Inc.	74,252	6,445
Skyworks Solutions, Inc.	74,608	7,861
Teradyne, Inc.	55,765	1,986
Total		34,672

Software 5.97%

PTC, Inc.*	108,066	6,052
Red Hat, Inc.*	88,471	9,510
ServiceNow, Inc.*	72,209	8,390
Splunk, Inc.*	22,402	1,503
Ultimate Software Group, Inc. (The)*	21,626	4,345
Total		29,800

Specialty Retail 4.66%

AutoZone, Inc.*	7,864	4,156
Burlington Stores, Inc.*	44,212	3,852
O’Reilly Automotive, Inc.*	25,960	5,092
Tractor Supply Co.	81,740	4,864
Ulta Salon, Cosmetics & Fragrance, Inc.*	23,941	5,291
Total		23,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2017

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 0.57%

NetApp, Inc.	73,200	$2,830

Textiles, Apparel & Luxury Goods 2.51%

Carter’s, Inc.	53,000	4,596
Hanesbrands, Inc.	325,942	7,907
Total		12,503
Total Common Stocks (cost $403,324,987)		490,968

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.63%

Repurchase Agreement

Repurchase Agreement dated 8/31/2017, 0.12% due 9/1/2017 with Fixed Income Clearing Corp. collateralized by $15,510,000 of U.S. Treasury Inflation Indexed Note at 0.625% due 1/15/2024; $1,780,000 of U.S. Treasury Note at 2.125% due 2/29/2024; value: $18,502,448; proceeds: $18,139,146 (cost $18,139,086)	$18,139	18,139
Total Investments in Securities 101.98% (cost $421,464,073)		509,107

Liabilities in Excess of Other Assets (1.98)%		(9,878)

Net Assets 100.00%		$499,229

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2017

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$490,968	$—	$—	$490,968
Repurchase Agreement	—	18,139	—	18,139
Total	$490,968	$18,139	$—	$509,107

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2017

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 98.51%

COMMON STOCKS 98.51%

Aerospace & Defense 2.85%

Hexcel Corp.	210,000	$11,292
Teledyne Technologies, Inc.*	137,269	20,598
Total		31,890

Banks 13.33%

Byline Bancorp, Inc.*	106,400	2,248
Chemical Financial Corp.	196,999	8,946
First Horizon National Corp.	1,052,461	18,113
First Merchants Corp.	1,085,924	42,644
Renasant Corp.	471,709	18,788
Seacoast Banking Corp. of Florida*	754,071	17,246
South State Corp.	238,932	19,652
Western Alliance Bancorp*	445,847	21,503
Total		149,140

Beverages 2.20%

Cott Corp. (Canada)(a)	1,623,665	24,647

Building Products 3.07%

Advanced Drainage Systems, Inc.	861,746	16,761
Gibraltar Industries, Inc.*	306,301	8,959
Patrick Industries, Inc.*	117,122	8,667
Total		34,387

Capital Markets 1.06%

Donnelley Financial Solutions, Inc.*	553,946	11,860

Chemicals 4.33%

Minerals Technologies, Inc.	252,043	16,131
PolyOne Corp.	496,184	17,932
Trinseo SA	214,770	14,368
Total		48,431

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2017

Investments	Shares	Fair Value (000)
Communications Equipment 1.86%

ARRIS International plc*	342,389	$9,539
Plantronics, Inc.	262,994	11,211
Total		20,750

Construction & Engineering 5.63%

AECOM*	365,482	12,244
Dycom Industries, Inc.*	98,257	7,927
EMCOR Group, Inc.	276,054	18,231
Primoris Services Corp.	859,106	24,579
Total		62,981

Containers & Packaging 3.45%

AptarGroup, Inc.	249,500	20,861
Berry Global Group, Inc.*	315,248	17,729
Total		38,590

Electric: Utilities 2.76%

IDACORP, Inc.	347,300	30,903

Electrical Equipment 0.67%

Atkore International Group, Inc.*	450,790	7,510

Electronic Equipment, Instruments & Components 5.64%

Littelfuse, Inc.	148,611	27,665
Orbotech Ltd. (Israel)*(a)	892,066	35,451
Total		63,116

Equity Real Estate Investment Trusts 6.35%

DiamondRock Hospitality Co.	1,064,247	11,696
First Industrial Realty Trust, Inc.	964,235	29,872
Physicians Realty Trust	988,678	18,518
Retail Opportunity Investments Corp.	550,200	10,916
Total		71,002

Food Products 1.35%

Pinnacle Foods, Inc.	254,588	15,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2017

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 5.94%

CONMED Corp.	229,997	$11,408
Halyard Health, Inc.*	358,412	16,232
Hill-Rom Holdings, Inc.	179,929	13,847
STERIS plc (United Kingdom)(a)	107,731	9,390
West Pharmaceutical Services, Inc.	179,100	15,589
Total		66,466

Health Care Providers & Services 2.10%

HealthSouth Corp.	375,183	17,165
Molina Healthcare, Inc.*	98,498	6,304
Total		23,469

Hotels, Restaurants & Leisure 3.11%

Cheesecake Factory, Inc. (The)	239,400	9,918
Denny’s Corp.*	1,227,312	14,679
El Pollo Loco Holdings, Inc.*	895,750	10,167
Total		34,764

Household Durables 1.92%

Ethan Allen Interiors, Inc.	338,477	9,901
Tempur Sealy International, Inc.*	187,869	11,629
Total		21,530

Information Technology Services 5.02%

Acxiom Corp.*	555,933	12,948
Booz Allen Hamilton Holding Corp.	560,161	19,107
Conduent, Inc.*	836,496	13,811
Jack Henry & Associates, Inc.	99,410	10,246
Total		56,112

Insurance 2.03%

RenaissanceRe Holdings Ltd.	81,400	11,328
Validus Holdings Ltd.	226,145	11,341
Total		22,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2017

Investments	Shares	Fair Value (000)
Machinery 4.91%

Crane Co.	71,721	$5,324
Federal Signal Corp.	613,060	11,458
Milacron Holdings Corp.*	1,370,615	21,861
Timken Co. (The)	363,114	16,286
Total		54,929

Media 0.66%

Cinemark Holdings, Inc.	220,986	7,357

Metals & Mining 1.64%

Reliance Steel & Aluminum Co.	252,607	18,294

Multi-Utilities 3.22%

Black Hills Corp.	511,220	35,980

Oil, Gas & Consumable Fuels 4.17%

Carrizo Oil & Gas, Inc.*	550,704	7,402
Centennial Resource Development, Inc. Class A*	1,226,075	21,199
Parsley Energy, Inc. Class A*	343,112	8,595
Rice Energy, Inc.*	345,150	9,443
Total		46,639

Paper & Forest Products 0.55%

Neenah Paper, Inc.	79,475	6,139

Professional Services 1.09%

ICF International, Inc.*	252,595	12,137

Semiconductors & Semiconductor Equipment 2.06%

MACOM Technology Solutions Holdings, Inc.*	365,030	16,623
Synaptics, Inc.*	154,030	6,403
Total		23,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2017

Investments	Shares	Fair Value (000)
Software 1.07%

FireEye, Inc.*	806,918	$11,918

Specialty Retail 0.48%

Urban Outfitters, Inc.*	264,730	5,411

Textiles, Apparel & Luxury Goods 2.72%

Oxford Industries, Inc.	152,436	8,812
Steven Madden Ltd.*	304,411	12,907
Wolverine World Wide, Inc.	332,932	8,756
Total		30,475

Thrifts & Mortgage Finance 1.27%

Essent Group Ltd.*	224,468	8,772
OceanFirst Financial Corp.	216,354	5,400
Total		14,172
Total Common Stocks (cost $832,748,610)		1,101,794

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.70%

Repurchase Agreement

Repurchase Agreement dated 8/31/2017, 0.12% due 9/1/2017 with Fixed Income Clearing Corp. collateralized by $30,410,000 of U.S. Treasury Note at 2.125% due 2/29/2024; value: $30,791,311; proceeds: $30,185,704 (cost $30,185,604)	$30,186	30,186
Total Investments in Securities 101.21% (cost $862,934,214)		1,131,980

Liabilities in Excess of Other Assets (1.21)%		(13,483)

Net Assets 100.00%		$1,118,497

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2017

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,101,794	$—	$—	$1,101,794
Repurchase Agreement	—	30,186	—	30,186
Total	$1,101,794	$30,186	$—	$1,131,980

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks
Balance as of December 1, 2016	$14,703,755
Accrued discounts/premiums	—
Realized gain (loss)	2,193,351
Change in unrealized appreciation/depreciation	(2,193,351)
Purchases	—
Sales	(14,703,755)
Net Transfers into Level 3	—
Net Transfers out of Level 3	—
Balance as of August 31, 2017	—
Net change in unrealized appreciation/depreciation for period ended August 31, 2017 related to Level 3 investments held at August 31, 2017	$—

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by each Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of August 31, 2017, the aggregate unrealized gains and losses on investments based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$2,172,982,647	$422,492,719	$863,153,885
Gross unrealized gain	221,809,950	94,785,388	291,777,056
Gross unrealized loss	(93,439,816)	(8,170,756)	(22,951,210)
Net unrealized gain on investments	$128,370,134	$86,614,632	$268,825,846

Notes to Schedule of Investments (unaudited)(concluded)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, certain distributions received, and futures contracts.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Calibrated Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts during the period ended August 31, 2017 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of August 31, 2017, Calibrated Dividend Growth Fund had futures contracts with a cumulated unrealized appreciation of $75,118, which is included on the Schedule of Investments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 27, 2017

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 27, 2017

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: October 27, 2017